Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Trade and other payables
24.	Trade and other payables

Trade and other payables consisted of the following at December 31 (in thousands):

	2018	2019
Trade payables	$96,176	$180,270
Other payables	350	11,062
Social security and other taxes	6,194	12,741
Income tax payable	1,514	28,289
Deferred revenue	4,145	29,966
Accruals	85,779	179,657
Derivatives financial liabilities	-	5,601
Total accruals and deferred revenue	$194,158	$447,586

Accruals increased to $179,657,000 during the year ended December 31, 2019 (December 31, 2018: $85,779,000) due to the incorporation of the new acquisition New Guards and to the expansion of the Company’s global office presence. At December 31, 2019, accruals comprised mainly of $44,366,000 of goods received but not invoiced (December 31, 2018: $10,015,000), $34,799,000 of employee benefits accruals (December 31, 2018: $14,858,000), $29,136,000 of marketing services accruals (December 31, 2018: $14,435,000) and $18,557,000 of shipping services accruals (December 31, 2018: $9,426,000).